Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Non-trade accounts receivable	$ 7,998	$ 18,084
Accumulated depreciation on vessel and equipment	588,735	413,074
Accumulated depreciation on vessels under capital leases	$ 50,898	$ 152,020